Provisions for other liabilities and charges and contingent liabilities - Narrative (Details) - GBP (£) £ / shares in Units, £ in Thousands	Dec. 23, 2017	Jan. 31, 2018	Nov. 30, 2013
OUI Agreement
Disclosure of other provisions [line items]
Funding liability, initial period		£ 4,600
Funding liability, additional period		800
Funding liability		5,400
The School Of Pharmacy, University Of London
Disclosure of other provisions [line items]
Financial liabilities		1,000
Specified Regulatory Milestones | OUI Agreement
Disclosure of other provisions [line items]
Financial liabilities			£ 3,700
Discuva Limited
Disclosure of other provisions [line items]
Total consideration	£ 11,091
Cash transferred	6,091
Cash transferred, net of cash acquired	5,000
Equity interests of acquirer	£ 5,000
Shares issued, business combination, price per share (in pounds per share)	£ 1.704
Contingent liabilities, discount factor	13.00%
Contingent liabilities recognised as of acquisition date	£ 1,466	£ 1,466
Royalties
Disclosure of other provisions [line items]
Discount rate used in measurement of contingent liabilities		13.00%
Top of range | Specified Development Milestones | OUI Agreement
Disclosure of other provisions [line items]
Financial liabilities			£ 75